Reporting entity (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended										12 Months Ended
	Mar. 31, 2023 $ / shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Aug. 31, 2022 Vessels	Jun. 30, 2022 USD ($) $ / shares	Apr. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($) Vessels	Feb. 28, 2022 USD ($) Vessels	Jan. 31, 2022 USD ($) Vessels	Dec. 31, 2022 USD ($) Vessels	Dec. 31, 2021 USD ($)
Disclosure Of Reporting Entity [Line Items]
Dividends distributed | $		$ 354.0		$ 570.0		$ 342.0	$ 2,037.0
Dividends distributed per ordinary share | $ / shares		$ 2.95		$ 4.75		$ 2.85	$ 17
Additional distribution of dividend approved, per ordinary share | $ / shares	$ 6.4
Issuance of share capital, net of issuance costs | $												$ 205.4
Tranche-E
Disclosure Of Reporting Entity [Line Items]
Repayment of debt | $			$ 66.0
Shell NA LNG, LLC
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement					10
Capacity of the container vessels chartered					15,000
Period for the agreement					10 years
Navios Maritime Partners L P
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement											8
Capacity of the container vessels chartered											5,300
Strategic charter agreement | Related-party shipping company
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement										3
Capacity of the container vessels chartered										7,000
Period for the agreement										8 years
Cash outflow for the chartering agreement | $										$ 400.0
Strategic charter agreement | Navios Maritime Partners L P
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement									13
Period for the agreement									5 years
Cash outflow for the chartering agreement | $									$ 870.0
Strategic charter agreement | Navios Maritime Partners L P | Minimum [Member]
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered									3,500
Strategic charter agreement | Navios Maritime Partners L P | Maximum [Member]
Disclosure Of Reporting Entity [Line Items]
Capacity of the container vessels chartered									4,360
Strategic charter agreement | MPC Container Ships ASA and MPC Capital AG
Disclosure Of Reporting Entity [Line Items]
Number of vessels to be supplied with LNG under the agreement								6
Capacity of the container vessels chartered								5,500
Period for the agreement								7 years
Cash outflow for the chartering agreement | $								$ 600.0
Initial public offering
Disclosure Of Reporting Entity [Line Items]
Additional distribution of dividend approved | $											$ 769.0